Income Taxes Income tax expense benefit reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (127)	$ (37)	$ (23)
Income Tax Reconciliation, State and Local Income Taxes	(1)	0	0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	2	(2)	4
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(1)	2	(8)
Branch accounting effect	33	12	35
Payments for Repurchase of Common Stock for Employee Tax Withholding Obligations	1	1	2
Valuation Allowance, Amount	96	53	(14)
Income Tax Reconciliation, Other Adjustments	1	(2)	2
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	4	0	0
Income Tax Expense (Benefit)	$ 8	$ 27	$ (2)